Other Disclosures - Preference Shares and Securities Detail (Details) £ / shares in Units, € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) £ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Dividends accrued | £ / shares	£ 1,000
Sterling deposits term	3 months
Financial liabilities at amortized cost, category
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 21,510.0	€ 19,902.0	€ 21,153.0	€ 17,132.0
CCPSs
Disclosure of detailed information about financial instruments [line items]
Common Equity Tier 1 Ratio (CET1) maximum threshold percentage for conversion of the subordinated issue	5.125%	5.125%	5.125%
Subordinated liabilities | Financial liabilities at amortized cost, category
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 8,773.0	7,329.0	7,198.0
Preference Shares | Financial liabilities at amortized cost, category
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			404.0	413.0	449.0
Preferred Securities | Financial liabilities at amortized cost, category
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 8,369.0	€ 6,916.0	€ 6,749.0
Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	6.222%	6.222%	6.222%
Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	1.13%	1.13%	1.13%
Banco Santander (Brasil) S.A | Tier 1 Perpetual Subordinated Notes
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 1,248.0
Percentage of perpetual subordinated notes acquired	89.60%	89.60%	89.60%
Common Equity Tier 1 Ratio (CET1) maximum threshold percentage for conversion of the subordinated issue	5.125%	5.125%	5.125%
Issuance By Santander UK PLC In October 1995 [Member] | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £	£ 80.3
Issuance By Santander UK PLC In October 1995 [Member] | Fixed interest rate | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	10.375%	10.375%	10.375%
Issuance By Santander UK PLC In February 1996 [Member] | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £	£ 80.3
Issuance By Santander UK PLC In February 1996 [Member] | Fixed interest rate | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	10.375%	10.375%	10.375%
Issuance By Santander UK PLC In May 2006 [Member] | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £	£ 13.8
Issuance By Santander UK PLC In May 2006 [Member] | Fixed interest rate | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	6.222%	6.222%	6.222%
Issuance By Santander Bank, National Association In August 2000 [Member] | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $		$ 153.0
Issuance By Santander Bank, National Association In August 2000 [Member] | Fixed interest rate | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	12.00%	12.00%	12.00%
Issuance By Santander Holdings USA, Inc. In May 2006 [Member] | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $		$ 75.5
Issuance By Santander Holdings USA, Inc. In May 2006 [Member] | Fixed interest rate | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	7.30%	7.30%	7.30%
Issuance By Banco Espanol De Credito In October 2004 [Member] | CMS 10 Interest rate [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 36.5
Variable interest rate ( as a percent)	0.125%	0.125%	0.125%
Issuance By Banco Espanol De Credito In November 2004 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 106.5
Interest rate (as a percent)	5.50%	5.50%	5.50%
Issuance By Banco Santander S.A. In March 2014 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			€ 1,500.0
Interest rate (as a percent)	6.25%	6.25%	6.25%
Initial interest rate term	5 years
Adjustment to reference rate, after initial interest rate period	5.41%	5.41%	5.41%
Reference rate, after initial interest rate period	5-year Mid-Swap Rate
Adjustment to reference rate (as a percent)	5.41%	5.41%	5.41%
Reference rate	5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In March 2014 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 1,500.0
Issuance By Banco Santander S.A. In May 2014 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 1,500.0
Interest rate (as a percent)	6.375%	6.375%	6.375%
Initial interest rate term	5 years
Adjustment to reference rate, after initial interest rate period	4.788%	4.788%	4.788%
Reference rate, after initial interest rate period	5-year Mid-Swap Rate
Reference rate	5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In May 2014 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $		$ 1,500.0
Issuance By Banco Santander S.A. In September 2014 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			€ 1,500.0
Interest rate (as a percent)	6.25%	6.25%	6.25%
Initial interest rate term	7 years
Reprice term	5 years
Adjustment to reference rate, after initial interest rate period	5.64%	5.64%	5.64%
Reference rate, after initial interest rate period	5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In September 2014 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 1,500.0
Issuance by Banco Santander UK in February 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	3.75%	3.75%	3.75%
Initial interest rate term	5 years
Reprice term	5 years
Issuance Number One By Santander Finance Capital S.A. In March 2009 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $		$ 18.2
Interest rate (as a percent)	2.00%	2.00%	2.00%
Issuance Number Two By Santander Finance Capital S.A. In March 2009 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $		$ 25.0
Interest rate (as a percent)	2.00%	2.00%	2.00%
Issuance Number Three By Santander Finance Capital S.A. In March 2009 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 306.9
Interest rate (as a percent)	2.00%	2.00%	2.00%
Issuance Number Four By Santander Finance Capital S.A. In March 2009 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 153.4
Interest rate (as a percent)	2.00%	2.00%	2.00%
Issuance By Santander Finance Preferred S.A. In March 2004 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $		$ 89.3
Interest rate (as a percent)	6.41%	6.41%	6.41%
Issuance By Santander Finance Preferred S.A. In September 2004 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			€ 1,500.0
Initial interest rate term	7 years
Reprice term	5 years
Adjustment to reference rate (as a percent)	5.64%	5.64%	5.64%
Issuance By Santander Finance Preferred S.A. In September 2004 [Member] | CMS 10 Interest rate [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 144.0
Variable interest rate ( as a percent)	0.05%	0.05%	0.05%
Issuance By Santander Finance Preferred S.A. In September 2004 [Member] | CMS 10 Interest rate [Member] | Maximum | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate (as a percent)	8.00%	8.00%	8.00%
Issuance By Santander Finance Preferred S.A. In October 2004 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 155.0
Interest rate (as a percent)	5.75%	5.75%	5.75%
Issuance By Santander Finance Preferred S.A. In November 2006 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $		$ 161.8
Interest rate (as a percent)	6.80%	6.80%	6.80%
Issuance By Santander Finance Preferred S.A. In January 2007 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $		$ 109.5
Interest rate (as a percent)	6.50%	6.50%	6.50%
Issuance By Santander Finance Preferred S.A. In March 2007 [Member] | US 3 M Interest Rate [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $		$ 210.4
Variable interest rate ( as a percent)	0.52%	0.52%	0.52%
Issuance By Santander Finance Preferred S.A. In July 2007 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £	£ 4.9
Interest rate (as a percent)	7.01%	7.01%	7.01%
Issuance Number One By Santander International Preferred S.A. In March 2009 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $		$ 979.7
Interest rate (as a percent)	2.00%	2.00%	2.00%
Issuance Number Two By Santander International Preferred S.A. In March 2009 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 8.6
Interest rate (as a percent)	2.00%	2.00%	2.00%
Issuance By Abbey National PLC In February 2001 [Member] | Santander UK plc | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £	£ 39.5
Interest rate (as a percent)	7.04%	7.04%	7.04%
Issuance By Abbey National PLC In August 2002 [Member] | Santander UK plc | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £	£ 1.8
Interest rate (as a percent)	6.984%	6.984%	6.984%
Issuance By Abbey National PLC In August 2002 [Member] | Santander UK plc | Libor GBP 6M Interest Rate [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period	1.86%	1.86%	1.86%
Issuance By Abbey National PLC In June 2015 [Member] | Santander UK plc | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £	£ 650.0
Interest rate (as a percent)	7.38%	7.38%	7.38%
Issuance By Banco Santander (Brasil) S.A. In January 2014 [Member] | Banco Santander (Brasil) S.A | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $		$ 129.6
Interest rate (as a percent)	7.38%	7.38%	7.38%
Issuance by Banco Popular Pastor FRN, June 2004 [Member] | Banco Popular Espanol, S.A. | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 11.5
Interest rate (as a percent)	2.07%	2.07%	2.07%